COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments
	Facilities	Motor vehicles	Total

2016	$ 3,484	$ 775	$ 4,259
2017	3,037	581	3,618
2018	489	379	868
2019	236	103	339
2020 and thereafter	324	5	329

	$ 7,570	$ 1,843	$ 9,413